Segmented Information - Summary of Results by Segments (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net premium income	CAD 28,210	CAD 27,632
Net investment income	19,367	14,524
Other revenue	10,746	11,181
Total revenue	58,323	53,337
Net benefits and claims	39,301	34,134
Interest expense	1,139	1,013
Other expenses	15,382	14,861
Total contract benefits and expenses	55,822	50,008
Income (loss) before income taxes	2,501	3,329
Income tax recovery (expense)	(239)	(196)
Net income (loss)	2,262	3,133
Non-controlling interests	194	143
Participating policyholders	(36)	61
Net income (loss) attributed to shareholders	2,104	2,929
Total assets	729,533	720,681
Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	24,355	23,268
Net benefits and claims	34,530	27,277
Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	3,855	4,364
Net benefits and claims	4,771	6,857
Operating segments [Member] | Asia Division [Member]
Disclosure of operating segments [line items]
Net premium income	15,713	15,585
Net investment income	4,080	2,143
Other revenue	1,739	1,566
Total revenue	21,532	19,294
Net benefits and claims	14,012	13,348
Interest expense	164	146
Other expenses	4,937	4,241
Total contract benefits and expenses	19,113	17,735
Income (loss) before income taxes	2,419	1,559
Income tax recovery (expense)	(403)	(243)
Net income (loss)	2,016	1,316
Non-controlling interests	197	115
Participating policyholders	(30)	60
Net income (loss) attributed to shareholders	1,849	1,141
Total assets	105,233	92,843
Operating segments [Member] | Asia Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	13,145	12,111
Net benefits and claims	11,961	10,435
Operating segments [Member] | Asia Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	2,568	3,474
Net benefits and claims	2,051	2,913
Operating segments [Member] | Canadian Division [Member]
Disclosure of operating segments [line items]
Net premium income	4,765	4,972
Net investment income	4,573	4,255
Other revenue	3,517	3,480
Total revenue	12,855	12,707
Net benefits and claims	7,457	6,386
Interest expense	307	305
Other expenses	4,435	4,279
Total contract benefits and expenses	12,199	10,970
Income (loss) before income taxes	656	1,737
Income tax recovery (expense)	95	(250)
Net income (loss)	751	1,487
Participating policyholders	(6)	1
Net income (loss) attributed to shareholders	757	1,486
Total assets	220,755	214,820
Operating segments [Member] | Canadian Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	4,322	4,366
Net benefits and claims	5,644	5,207
Operating segments [Member] | Canadian Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	443	606
Net benefits and claims	1,813	1,179
Operating segments [Member] | US Division [Member]
Disclosure of operating segments [line items]
Net premium income	7,622	6,987
Net investment income	10,649	7,980
Other revenue	6,166	5,591
Total revenue	24,437	20,558
Net benefits and claims	17,371	13,594
Interest expense	37	45
Other expenses	6,050	5,619
Total contract benefits and expenses	23,458	19,258
Income (loss) before income taxes	979	1,300
Income tax recovery (expense)	(1,275)	(166)
Net income (loss)	(296)	1,134
Net income (loss) attributed to shareholders	(296)	1,134
Total assets	383,528	386,619
Operating segments [Member] | US Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	6,778	6,703
Net benefits and claims	16,464	10,829
Operating segments [Member] | US Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	844	284
Net benefits and claims	907	2,765
Corporate and other [Member]
Disclosure of operating segments [line items]
Net premium income	110	88
Net investment income	65	146
Other revenue	(676)	544
Total revenue	(501)	778
Net benefits and claims	461	806
Interest expense	631	517
Other expenses	(40)	722
Total contract benefits and expenses	1,052	2,045
Income (loss) before income taxes	(1,553)	(1,267)
Income tax recovery (expense)	1,344	463
Net income (loss)	(209)	(804)
Non-controlling interests	(3)	28
Net income (loss) attributed to shareholders	(206)	(832)
Total assets	20,017	26,399
Corporate and other [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	110	88
Net benefits and claims	CAD 461	CAD 806